CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended			180 Months Ended	183 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013	Sep. 30, 2013
Cash flows from operating activities:
Net loss	$ (1,784,333)	$ (2,085,454)	$ (6,122,542)	$ (5,066,133)	$ (7,268,976)	$ (63,059,296)	$ (64,843,629)
Adjustments to reconcile net loss to net cash used in operating activities:
Noncash capital contribution	0	0	0	0	0	85,179	85,179
Noncash conversion of accrued expenses into equity	0	0	0	0	0	131,250	131,250
Noncash income related to change in fair value of warrant liability	0	20,148	(371,591)	(472,463)	(609,239)	(9,022,980)	(9,022,980)
Noncash charge for change in warrant terms	0	0	0	0	115,869	115,869	115,869
Issuance of common stock and warrants for interest	0	0	0	0	0	2,003,386	2,003,386
Issuance of common stock for services	0	0	0	0	0	53,800	53,800
Stock-based compensation expense	124,466	153,562	724,693	766,004	750,366	12,830,646	12,955,112
Depreciation and amortization	74,793	63,572	293,629	258,023	143,274	1,393,934	1,468,727
Write-off of intangibles	185,161	0	64,210	321,137	1,588,087	1,973,434	2,158,595
Deferred rent			0	0	(8,060)	0
Amortization of convertible note discount	0	0	0	0	0	10,000,000	10,000,000
Amortization of deferred financing costs	0	0	0	0	0	1,227,869	1,227,869
Loss on settlement of warrant liabilities		785,171	1,724,546	0	0	1,724,546	1,724,546
Loss on extinguishment of debt	0	0	0	0	0	361,877	361,877
(Increase) decrease in operating assets:
Prepaid expenses and other current assets	352,705	88,881	(370,696)	(102,460)	(141,269)	(1,919,220)	(1,566,515)
Security deposit	0	0	0	7,187	(5,171)	(5,171)	(5,171)
Increase (decrease) in operating liabilities:
Accounts payable	366,504	337,653	42,806	34,989	2,105	637,320	1,003,824
Accrued expenses	10,239	13	112,319	(132,333)	41,572	542,541	552,780
Net cash used in operating activities	(670,465)	(636,454)	(3,902,626)	(4,386,049)	(5,391,442)	(40,925,016)	(41,595,481)
Cash flows from investing activities:
Patent costs	(142,943)	(145,717)	(527,761)	(446,035)	(684,399)	(6,752,473)	(6,895,416)
Purchase of equipment, furniture and fixtures	0	(1,281)	(1,281)	(4,461)	(2,026)	(185,947)	(185,947)
Net cash used in investing activities	(142,943)	(146,998)	(529,042)	(450,496)	(686,425)	(6,938,420)	(7,081,363)
Cash flows from financing activities:
Proceeds from grant	0	0	0	0	0	99,728	99,728
Proceeds (repayments) from line of credit	0	0	(12,026)	0	4,264	2,187,082	2,187,082
Proceeds from issuance of preferred stock and warrants, net	0	0	0	0	0	10,754,841	10,754,841
Redemption of convertible notes and warrants	0	0	0	0	0	(2,160,986)	(2,160,986)
Deferred financing costs	0	0	0	0	0	(651,781)	(651,781)
Proceeds from issuance of common stock and warrants, net and exercise of warrants and options	290	94,183	4,044,663	3,227,916	1,657,261	29,371,846	29,372,136
Net cash provided by financing activities	290	94,183	4,032,637	3,227,916	1,661,525	49,465,730	49,466,020
Net (decrease) increase in cash and cash equivalents	(813,118)	(689,269)	(399,031)	(1,608,629)	(4,416,342)	1,602,294	604,015
Cash and cash equivalents at beginning of period	1,602,294	2,001,325	2,001,325	3,609,954	8,026,296	0	0
Cash and cash equivalents at end of period	789,176	1,312,056	1,602,294	2,001,325	3,609,954	1,602,294	789,176
Supplemental disclosure of non-cash transactions:
Conversion of preferred stock into common stock	73,331	137,810	202,808	11,783	136,644	421,922	495,253
Warrants issued for financing costs	0	0	0	0	0	690,984	690,984
Dividends accrued on preferred stock	9,000	(64,722)	20,000	114,474	122,252	20,000	143,474
Supplemental disclosure of cash flow information:
Cash paid for interest	32,197	34,990	122,454	134,549	110,649	494,137	526,334
Bridge notes
Cash flows from financing activities:
Proceeds from issuance of notes	0	0	0	0	0	525,000	525,000
Supplemental disclosure of non-cash transactions:
Conversion of notes payable into common stock	0	0					534,316
Convertible notes
Cash flows from financing activities:
Proceeds from issuance of notes	0	0	0	0	0	9,340,000	9,340,000
Supplemental disclosure of non-cash transactions:
Conversion of notes payable into common stock	0	0					10,000,000
Preferred stock
Supplemental disclosure of non-cash transactions:
Allocation of Proceeds to warrants and beneficial conversion feature	0	0					8,526,135
Convertible Debt
Supplemental disclosure of non-cash transactions:
Allocation of Proceeds to warrants and beneficial conversion feature	0	0					9,340,000
Interest expense
Supplemental disclosure of non-cash transactions:
Issuance of common stock	0	0					2,003,386
Preferred stock dividends
Supplemental disclosure of non-cash transactions:
Issuance of common stock	12,623	448,000					4,225,887
Accounts payable
Supplemental disclosure of non-cash transactions:
Issuance of common stock	$ 0	$ 0					$ 175,000